UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of May 31, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2012.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.2%

Financials — 98.2%

	Diversified — 9.0%
99	American Tower Corp.	6,411
70	Cousins Properties, Inc.	504
138	Digital Realty Trust, Inc.	9,796
607	Duke Realty Corp.	8,407
26	DuPont Fabros Technology, Inc.	651
414	Liberty Property Trust	14,352
243	Vornado Realty Trust	19,917

		60,038

	Health Care — 14.6%
808	HCP, Inc.	33,013
245	Health Care REIT, Inc.	13,616
686	Senior Housing Properties Trust	14,174
620	Ventas, Inc.	36,440

		97,243

	Hotels — 6.9%
1,713	Host Hotels & Resorts, Inc.	26,143
356	LaSalle Hotel Properties	9,819
222	Pebblebrook Hotel Trust	4,877
529	Sunstone Hotel Investors, Inc. (a)	5,296

		46,135

	Industrial — 5.3%
1,104	Prologis, Inc.	35,296

	Multifamily — 19.4%
260	Apartment Investment & Management Co., Class A	7,026
383	Associated Estates Realty Corp.	6,052
191	AvalonBay Communities, Inc.	26,719
144	BRE Properties, Inc.	7,099
182	Camden Property Trust	11,848
263	Colonial Properties Trust	5,575
511	Education Realty Trust, Inc.	5,628
136	Equity Lifestyle Properties, Inc.	8,924
516	Equity Residential	31,530
40	Essex Property Trust, Inc.	6,071
156	Post Properties, Inc.	7,534
214	UDR, Inc.	5,536

		129,542

	Office — 11.0%
254	Alexandria Real Estate Equities, Inc.	17,372
255	Boston Properties, Inc.	26,214
176	Highwoods Properties, Inc.	5,680
170	Kilroy Realty Corp.	7,825

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Office — Continued
106	Mack-Cali Realty Corp.	2,894
180	SL Green Realty Corp.	13,536

		73,521

	Regional Malls — 19.0%
1,112	General Growth Properties, Inc.	18,629
1,158	Glimcher Realty Trust	10,657
339	Macerich Co. (The)	19,363
63	Rouse Properties, Inc. (a)	806
521	Simon Property Group, Inc.	76,815

		126,270

	Shopping Centers — 6.2%
1,137	DDR Corp.	15,795
817	Kimco Realty Corp.	14,671
119	Regency Centers Corp.	5,198
186	Tanger Factory Outlet Centers	5,763

		41,427

	Storage — 6.8%
609	CubeSmart	6,893
286	Public Storage	38,173

		45,066

	Total Common Stocks (Cost $550,241)	654,538

Short-Term Investment — 1.2%

	Investment Company — 1.2%
7,959	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.150% (b) (l) (m) (Cost $7,959)	7,959

	Total Investments — 99.4% (Cost $558,200)	662,497
	Other Assets in Excess of Liabilities — 0.6%	3,807

	NET ASSETS — 100.0%	$666,304

Percentages indicated are based on net assets.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and/or forward foreign currency exchange contracts.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$105,962
Aggregate gross unrealized depreciation	(1,665)

Net unrealized appreciation/depreciation	$104,297

Federal income tax cost of investments	$558,200

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$662,497	$–	$–	$662,497

(a)	All portfolio holdings designated as Level 1 are disclosed individually in SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

Undiscovered Managers Behavioral Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.3%

Consumer Discretionary — 34.2%

	Hotels, Restaurants & Leisure — 10.6%
59	Ameristar Casinos, Inc.	1,105
45	Jack in the Box, Inc. (a)	1,163
26	Penn National Gaming, Inc. (a)	1,186
70	Shuffle Master, Inc. (a)	1,107
31	Six Flags Entertainment Corp.	1,396

		5,957

	Specialty Retail — 21.5%
83	Aeropostale, Inc. (a)	1,539
40	Francesca’s Holdings Corp. (a)	929
24	Genesco, Inc. (a)	1,563
42	GNC Holdings, Inc., Class A	1,607
37	Men’s Wearhouse, Inc. (The)	1,328
23	Tractor Supply Co.	2,101
34	Ulta Salon Cosmetics & Fragrance, Inc.	3,047

		12,114

	Textiles, Apparel & Luxury Goods — 2.1%
22	Carter’s, Inc. (a)	1,192

	Total Consumer Discretionary	19,263

Consumer Staples — 4.6%

	Food Products — 2.1%
78	Dean Foods Co. (a)	1,214

	Personal Products — 2.5%
40	Elizabeth Arden, Inc. (a)	1,392

	Total Consumer Staples	2,606

Energy — 1.4%

	Energy Equipment & Services — 1.4%
104	Pioneer Drilling Co. (a)	776

Health Care — 7.5%

	Health Care Equipment & Supplies — 4.8%
59	ABIOMED, Inc. (a)	1,197
48	Align Technology, Inc. (a)	1,493

		2,690

	Pharmaceuticals — 2.7%
30	Salix Pharmaceuticals Ltd. (a)	1,555

	Total Health Care	4,245

Industrials — 8.4%

	Aerospace & Defense — 2.5%
23	Triumph Group, Inc.	1,376

	Airlines — 1.6%
172	JetBlue Airways Corp. (a)	900

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Electrical Equipment — 2.1%
36	EnerSys (a)	1,194

	Machinery — 2.2%
56	Titan International, Inc.	1,250

	Total Industrials	4,720

Information Technology — 42.2%

	Communications Equipment — 4.4%
102	Calix, Inc. (a)	821
103	Emulex Corp. (a)	693
149	Infinera Corp. (a)	957

		2,471

	Internet Software & Services — 9.2%
52	Ancestry.com, Inc. (a)	1,116
124	Demand Media, Inc. (a)	1,137
38	IAC/InterActiveCorp.	1,702
20	Liquidity Services, Inc. (a)	1,252

		5,207

	Semiconductors & Semiconductor Equipment — 9.1%
58	Cirrus Logic, Inc. (a)	1,668
116	Intersil Corp., Class A	1,222
37	Ultratech, Inc. (a)	1,110
33	Veeco Instruments, Inc. (a)	1,134

		5,134

	Software — 19.5%
80	Aspen Technology, Inc. (a)	1,759
27	BroadSoft, Inc. (a)	746
130	Cadence Design Systems, Inc. (a)	1,325
31	CommVault Systems, Inc. (a)	1,444
21	Concur Technologies, Inc. (a)	1,293
38	SolarWinds, Inc. (a)	1,724
49	Sourcefire, Inc. (a)	2,686

		10,977

	Total Information Technology	23,789

	Total Common Stocks (Cost $46,461)	55,399

Undiscovered Managers Behavioral Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 3.1%

	Investment Company — 3.1%
1,770	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.150% (b) (l) (Cost $1,770)	1,770

	Total Investments — 101.4% (Cost $48,231)	57,169
	Liabilities in Excess of Other Assets — (1.4)%	(793)

	NET ASSETS — 100.0%	$56,376

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2012.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,125
Aggregate gross unrealized depreciation	(2,187)

Net unrealized appreciation/depreciation	$8,938

Federal income tax cost of investments	$48,231

Undiscovered Managers Behavioral Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$57,169	$–	$–	$57,169

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 92.6%

Consumer Discretionary — 7.5%

	Hotels, Restaurants & Leisure — 4.6%
15	CEC Entertainment, Inc.	522
14	Wendy’s Co. (The)	66
34	WMS Industries, Inc. (a)	704
8	Wyndham Worldwide Corp.	389

		1,681

	Media — 0.7%
15	DreamWorks Animation SKG, Inc., Class A (a)	267

	Specialty Retail — 0.7%
15	Aeropostale, Inc. (a)	276

	Textiles, Apparel & Luxury Goods — 1.5%
11	Columbia Sportswear Co.	543

	Total Consumer Discretionary	2,767

Consumer Staples — 1.8%

	Food Products — 0.7%
47	Chiquita Brands International, Inc. (a)	256

	Personal Products — 1.1%
30	Prestige Brands Holdings, Inc. (a)	415

	Total Consumer Staples	671

Energy — 5.3%

	Energy Equipment & Services — 3.2%
57	Pioneer Drilling Co. (a)	425
115	TETRA Technologies, Inc. (a)	735

		1,160

	Oil, Gas & Consumable Fuels — 2.1%
24	McMoRan Exploration Co. (a)	234
24	Tesoro Corp. (a)	529

		763

	Total Energy	1,923

Financials — 41.2%

	Capital Markets — 6.4%
58	Apollo Investment Corp.	431
65	Investment Technology Group, Inc. (a)	619
85	Janus Capital Group, Inc.	621
53	Knight Capital Group, Inc., Class A (a)	661

		2,332

	Commercial Banks — 11.0%
79	Bancorp, Inc. (The) (a)	714
19	Banner Corp.	355
58	BBCN Bancorp, Inc. (a)	628
85	First Horizon National Corp.	725
37	Investors Bancorp, Inc. (a)	547

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Commercial Banks — Continued
5	Mercantile Bank Corp. (a)	73
39	PrivateBancorp, Inc.	571
86	Wilshire Bancorp, Inc. (a)	429

		4,042

	Insurance — 8.7%
120	CNO Financial Group, Inc. (a)	823
42	Presidential Life Corp.	369
25	StanCorp Financial Group, Inc.	878
100	Symetra Financial Corp.	1,131

		3,201

	Real Estate Investment Trusts (REITs) — 15.1%
20	Apollo Commercial Real Estate Finance, Inc.	324
169	CapLease, Inc.	664
70	Chatham Lodging Trust	903
79	Colony Financial, Inc.	1,327
27	Franklin Street Properties Corp.	264
22	Inland Real Estate Corp.	184
34	Pebblebrook Hotel Trust	748
30	Starwood Property Trust, Inc.	607
53	Sunstone Hotel Investors, Inc. (a)	535

		5,556

	Total Financials	15,131

Health Care — 5.7%

	Health Care Providers & Services — 4.9%
91	Health Management Associates, Inc., Class A (a)	582
23	Health Net, Inc. (a)	587
62	PharMerica Corp. (a)	613

		1,782

	Pharmaceuticals — 0.8%
9	Par Pharmaceutical Cos., Inc. (a)	312

	Total Health Care	2,094

Industrials — 12.4%

	Aerospace & Defense — 1.7%
15	BE Aerospace, Inc. (a)	632

	Commercial Services & Supplies — 4.1%
41	Brink’s Co. (The)	945
37	Sykes Enterprises, Inc. (a)	552

		1,497

	Construction & Engineering — 0.7%
13	Dycom Industries, Inc. (a)	245

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued

	Electrical Equipment — 2.2%
25	EnerSys (a)	815

	Machinery — 3.5%
24	Navistar International Corp. (a)	668
36	Terex Corp. (a)	598

		1,266

	Trading Companies & Distributors — 0.2%
2	United Rentals, Inc. (a)	81

	Total Industrials	4,536

Information Technology — 12.8%

	Communications Equipment — 2.0%
171	Harmonic, Inc. (a)	751

	Electronic Equipment, Instruments & Components — 2.7%
18	MTS Systems Corp.	707
65	Power-One, Inc. (a)	269

		976

	IT Services — 6.2%
28	Broadridge Financial Solutions, Inc.	575
81	Convergys Corp. (a)	1,134
24	Lender Processing Services, Inc.	554

		2,263

	Semiconductors & Semiconductor Equipment — 0.7%
15	International Rectifier Corp. (a)	275

	Software — 1.2%
11	ACI Worldwide, Inc. (a)	428

	Total Information Technology	4,693

Materials — 5.9%

	Chemicals — 2.0%
19	Celanese Corp., Series A	740

	Metals & Mining — 2.6%
67	Commercial Metals Co.	787
8	RTI International Metals, Inc. (a)	176

		963

	Paper & Forest Products — 1.3%
31	PH Glatfelter Co.	476

	Total Materials	2,179

	Total Common Stocks (Cost $29,463)	33,994

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 7.3%

	Investment Company — 7.3%
2,672	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.150% (b) (l) (Cost $2,672)	2,672

	Total Investments — 99.9% (Cost $32,135)	36,666
	Other Assets in Excess of Liabilities — 0.1%	52

	NET ASSETS — 100.0%	$36,718

Percentages indicated are based on net assets.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2012.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,967
Aggregate gross unrealized depreciation	(1,436)

Net unrealized appreciation/depreciation	$4,531

Federal income tax cost of investments	$32,135

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$36,666	$–	$–	$36,666

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 30, 2012

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
July 30, 2012